Basis of preparation (Policies)	3 Months Ended
Mar. 31, 2025
Basis of preparation
Basis of preparation

The interim condensed consolidated financial statements as of and for the three months ended March 31, 2025 and 2024, have been prepared in accordance with IAS 34 Interim Financial Reporting.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s annual consolidated financial statements as of December 31, 2024. The interim condensed consolidated financial statements were authorized by the Management Board for presentation to the Supervisory Board on May 16, 2025. The Group’s interim condensed consolidated financial statements are presented in Euros (“EUR”). Unless otherwise stated, amounts are rounded to thousands of Euros, except per share amounts. Due to rounding, differences may arise when individual amounts or percentages are added together.

New standards, interpretations and amendments adopted by the Group

New standards, interpretations and amendments adopted by the Group

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2024. The new and amended standards and interpretations applied for the first time as of January 1, 2025, as disclosed in the notes to the consolidated financial statements as of December 31, 2024, had no impact on the interim condensed consolidated financial statements of the Group as of and for the three months ended March 31, 2025. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.